Securities - Additional Information (Detail) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Proceeds from sales of securities available-for-sale	$ 18,658,000				$ 40,496,000					$ 194,300,000	$ 102,600,000	$ 109,500,000
Realized gross gains on sales proceeds	167,000				1,200,000					3,800,000	2,600,000	2,000,000
Provision for income taxes	831,000	1,067,000	845,000	886,000	886,000	404,000	691,000	852,000	864,000	3,684,000	2,811,000	3,544,000
Realized gross loss on sales proceeds												3,000
Advances and securities sold under agreements to repurchase	162,700,000	152,900,000				155,900,000				152,900,000	155,900,000
Scenario, Previously Reported
Investment [Line Items]
Advances and securities sold under agreements to repurchase		152,200,000								152,200,000
Available-for-sale Securities
Investment [Line Items]
Provision for income taxes	$ 66,000				$ 456,000					$ 1,500,000	$ 1,000,000	$ 806,000